Morgan Stanley High Yield Securities Inc.
LETTER TO THE SHAREHOLDERS / / FEBRUARY 28, 2002

Dear Shareholder:
The six-month period ended February 28, 2002, was a highly volatile one for the high-yield market, especially after the terrorist attacks of September 11. These events and the subsequent war on terrorism had a profound effect on the outlooks for the economy and the financial markets. Despite a 50-basis-point reduction in the federal funds rate, a flight to quality pushed high-yield security prices sharply lower.

Within the high-yield sector, airlines, lodging and insurance, as well as telecommunications and cable, experienced the largest sell-off in September. Even sectors that held up relatively well, such as food, drugs, utilities and energy, experienced price declines. Many telecommunications-related companies also announced poor earnings and lower revenues, which pushed the whole sector lower throughout much of the past six months. Relative performance was particularly exaggerated for lower tier credits. The market recovered somewhat in October and November, but then moved mostly sideways from December through February. The market's recovery was of limited benefit to companies pushed into default.

Credit spreads relative to U.S. Treasury securities in the high-yield market remain at historically wide levels and came very close to reaching an all-time peak in September. The spreads remained particularly wide within the lower-rated portion of the market as investors continued to prefer the relatively higher quality end of the market.

Performance and Portfolio Strategy
During the six-month period ended February 28, 2002, Morgan Stanley High Yield Securities' Class A and D shares produced returns of -13.32 percent and -13.56 percent, respectively. The Fund underperformed the Lehman Brothers U.S. Corporate High Yield Index, which returned -2.03 percent.* For the same period, the Fund's Class B and C shares had total returns of -13.85 percent and -13.92 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. Total return figures shown assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

Over the past year, the Fund instituted several important changes to its dividend policy. First, in May the Fund lowered its income dividend from $0.04 per share to $0.03 per share. In January 2002, the monthly income dividend was lowered to $0.022 per share. The Fund moved from paying a fixed dividend rate to one that fluctuates with the amount of income earned by the Fund. We believe that adopting a fluctuating dividend policy will provide the Fund with greater flexibility. Should the Fund experience additional defaults, the dividend amount will be lower. Conversely, should the economy improve, defaults stabilize and income levels increase, the Fund's dividend rate could rise.

----------------
* The Lehman Brothers U.S. Corporate High Yield Index tracks the performance of all below investment-grade securities which have at least $100 million in outstanding issuance, a maturity greater than one year, and are issued in fixed-rate U.S. dollar denominations. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley High Yield Securities Inc.
LETTER TO THE SHAREHOLDERS / / FEBRUARY 28, 2002 CONTINUED

The Fund's position in the lower-rated portion of the market adversely affected its relative performance. Allocations in fixed-line communications and to a lesser extent in wireless communications were the major reasons for disappointing performance. Fixed-line telecommunications was the weakest sector during the past six months, down more than 30 percent. This sector's high default rate and rating downgrades led investors to sell it as a sector, which pushed prices lower. We have reduced the Fund's exposure to this sector over the past year, but its higher than market weighting adversely affected overall Fund performance.

Over the past year, the Fund's portfolio management team continued to reposition it for the current market environment. The team initiated positions in more than 15 new companies, including Collins and Aikman, Stone Energy, Healthnet, Dana Corp., Autonation and Equistar. The team also increased the overall credit quality of the portfolio by buying BB-rated securities and trimming the Fund's exposure to the telecommunications sector. The team continues to maintain constructive positions in wireline and wireless communications, cable and media. While many telecommunications issuers have had problems in this very challenging environment, the team believes that investor sentiment has become excessively negative. The team's value-oriented analysis suggests that this sector may be poised for better performance in the months ahead.

Looking Ahead
As a result of the events of September 11, we believe that the economic environment will be weaker in the early part of 2002 than previously anticipated. We feel, however, that the current spread of the high-yield market appears to be pricing in a more prolonged downturn with an extended period of higher default rates than would be consistent with historical experience. We consider that the monetary and fiscal policy moves that have already been implemented are likely to bring the economy back to more normal growth levels, which could lead to a recovery in the high-yield market. The Fund's portfolio is positioned to participate in any potential recovery.

We appreciate your ongoing support of Morgan Stanley High Yield Securities and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

Morgan Stanley High Yield Securities Inc.
FUND PERFORMANCE / / FEBRUARY 28, 2002

                                          Average Annual Total Returns
   -----------------------------------------------------------------------------------------------------------
                     Class A Shares*                                        Class B Shares**
   ---------------------------------------------------     ---------------------------------------------------
   Period Ended 2/28/2002                                  Period Ended 2/28/2002
   -------------------------                               -------------------------
   1 Year                     (32.07)%(1)    (34.95)%(2)   1 Year                     (32.51)%(1)    (35.38)%(2)
                                                           Since Inception
   5 Years                    (11.46)%(1)    (12.22)%(2)    (7/28/1997)               (14.17)%(1)    (14.37)%(2)
   10 Years                   (0.42)%(1)     (0.86)%(2)

                   Class C Shares+                                        Class D Shares++
   ------------------------------------------------      ---------------------------------------------------
   Period Ended 2/28/2002                                Period Ended 2/28/2002
   -------------------------                             -------------------------
   1 Year                     (32.60)%(1) (33.18)%(2)    1 Year                     (32.03)%(1)
   Since Inception
    (7/28/1997)               (14.27)%(1) (14.27)%(2)    5 Years                    (11.35)%(1)
                                                         10 Years                   (0.24)%(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

  PRIOR TO JULY 28, 1997 THE FUND OFFERED ONLY ONE CLASS OF SHARES. BECAUSE THE DISTRIBUTION ARRANGEMENT FOR CLASS A MOST CLOSELY RESEMBELED THE DISTRIBUTION ARRANGEMENT APPLICABLE PRIOR TO THE IMPLEMENTATION OF MULTIPLE CLASSES (I.E., CLASS A IS SOLD WITH A FRONT-END SALES CHARGE), HISTORICAL PERFORMANCE INFORMATION HAS BEEN RESTATED TO REFLECT THE ACTUAL MAXIMUM SALES CHARGE APPLICABLE TO CLASS A (I.E., 4.25%) AS COMPARED TO THE 5.50% SALES CHARGE IN EFFECT PRIOR TO JULY 28, 1997. IN ADDITION, CLASS A SHARES ARE NOW SUBJECT TO AN ONGOING 12B-1 FEE WHICH IS REFLECTED IN THE RESTATED PERFORMANCE FOR THAT CLASS.

  BECAUSE ALL SHARES OF THE FUND HELD PRIOR TO JULY 28, 1997 WERE DESIGNATED CLASS D SHARES, THE FUND'S HISTORICAL PERFORMANCE HAS BEEN RESTATED TO REFLECT THE ABSENCE OF ANY SALES CHARGE.
---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
 *   THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 4.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
 + THE MAXIMUM CDSC FOR CLASS C SHARES IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D SHARES HAVE NO SALES CHARGE.

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2002 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                        COUPON               MATURITY
THOUSANDS                                                         RATE                  DATE         VALUE

--------------------------------------------------------------------------------------------------------------

           Corporate Bonds (90.1%)
           ADVERTISING/MARKETING SERVICES (0.8%)
 $ 7,935   Interep National Radio Sales, Inc.
            (Series B).............................      10.00%                       07/01/08    $  5,435,475
                                                                                                  ------------
           AEROSPACE & DEFENSE (1.0%)
  11,195   Loral Space & Communications Ltd........       9.50                        01/15/06       6,940,900
                                                                                                  ------------
           AIRLINES (0.8%)
   8,100   Air Canada Corp.........................      10.25                        03/15/11       5,184,000
                                                                                                  ------------
           ALTERNATIVE POWER GENERATION (0.7%)
   6,035   Calpine Corp............................       8.50                        02/15/11       4,346,129
                                                                                                  ------------
           AUTO PARTS: O.E.M. (1.9%)
   1,630   Arvinmeritor............................       8.75                        03/01/12       1,677,792
     715   Collins & Aikman Products...............      11.50                        04/15/06         618,475
   3,160   Collins & Aikman Products - 144A*.......      10.75                        12/31/11       3,025,700
   6,975   Dana Corp...............................       9.00                        08/15/11       6,386,868
   4,760   Hayes Lammerz International, Inc.
            (Series B) (a)(b)......................       9.125                       07/15/07         261,800
   7,210   Hayes Lemmerz International, Inc.
            (Series B) (a)(b)......................       8.25                        12/15/08         396,550
                                                                                                  ------------
                                                                                                    12,367,185
                                                                                                  ------------
           BROADCAST/MEDIA (1.5%)
   5,000   Jones International Networks Ltd........      11.75                        07/01/05       2,543,750
  10,000   Tri-State Outdoor Media
            Group, Inc. (b)........................      11.00                        05/15/08       7,100,000
                                                                                                  ------------
                                                                                                     9,643,750
                                                                                                  ------------
           BROADCASTING (2.7%)
   1,600   Corus Entertainment Inc. - 144A*
            (Canada)...............................       8.75                        03/01/12       1,586,976
   3,000   Radio One Inc. (Series B)...............       8.875                       07/01/11       3,157,500
   5,600   Salem Communications Holdings Corp.
            (Series B).............................       9.00                        07/01/11       5,824,000
   3,400   XM Satellite Radio Holdings Inc.........      14.00                        03/15/10       2,448,000
   5,075   Young Broadcasting Inc..................      10.00                        03/01/11       5,100,375
                                                                                                  ------------
                                                                                                    18,116,851
                                                                                                  ------------
           CABLE/SATELLITE TV (9.7%)
   5,250   Adelphia Communications Corp............      10.875                       10/01/10       5,565,000
   2,700   Adelphia Communications Corp.
            (Series B).............................      10.50                        07/15/04       2,781,000
   2,700   Adelphia Communications Corp.
            (Series B).............................       7.75                        01/15/09       2,511,000
  50,687   Australis Holdings Property Ltd.
            (Australia) (a)(b).....................      15.00                        11/01/02         --
   5,350   British Sky Broadcasting Group PLC
            (United Kingdom).......................       6.875                       02/23/09       5,124,337
   5,150   British Sky Broadcasting Group PLC
            (United Kingdom).......................       8.20                        07/15/09       5,301,456
   9,805   Callahan Nordhein Westfalen (Germany)...      14.00                        07/15/10       2,843,450
   4,275   Charter Communications Holding, Inc.....      13.50++                      01/15/11       2,757,375
  10,410   Charter Communications Holdings/Charter
            Capital................................      11.75++                      05/15/11       6,011,775
   6,650   CSC Holdings Inc. (Series B)............       7.625                       04/01/11       6,480,372

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2002 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                        COUPON               MATURITY
THOUSANDS                                                         RATE                 DATE          VALUE

--------------------------------------------------------------------------------------------------------------

 $19,000   Diva Systems Corp. (Series B)...........      12.625++%                    03/01/08    $  3,040,000
   5,800   Echostar DBS Corp. - 144A*..............       9.125                       01/15/09       5,879,750
  16,510   Knology Holdings, Inc...................      11.875++                     10/15/07       5,943,600
   6,600   Ono Finance PLC (United Kingdom)........      13.00                        05/01/09       3,564,000
     915   Pegasus Communications (Series B).......       9.75                        12/01/06         667,950
   8,340   Telewest Communications PLC (United
            Kingdom)...............................       9.875                       02/01/10       4,503,600
  11,525   United Pan-Europe Communications NV
            (Series B) (Netherlands) (b)...........      10.875                       08/01/09       1,498,250
                                                                                                  ------------
                                                                                                    64,472,915
                                                                                                  ------------
           CASINO/GAMING (1.6%)
  22,000   Aladdin Gaming Holdings/Capital Corp.
            (Series B).............................      13.50++                      03/01/10         660,000
   2,400   Harrah's Operating Co., Inc.............       8.00                        02/01/11       2,554,646
  24,035   Resorts At Summerlin (Series B)
            (a) (b)................................      13.00                        12/15/07         --
   6,925   Station Casinos, Inc....................       8.375                       02/15/08       7,141,406
                                                                                                  ------------
                                                                                                    10,356,052
                                                                                                  ------------
           CELLULAR TELEPHONE (2.1%)
   2,230   Dobson/Sygnet Communications............      12.25                        12/15/08       2,096,200
  29,800   Dolphin Telecom PLC (Series B) (United
            Kingdom) (a)...........................      14.00++                      05/15/09           2,980
  25,025   Dolphin Telecom PLC (United
            Kingdom) (a)...........................      11.50++                      06/01/08           2,502
   1,450   Nextel Communications, Inc..............      10.65++                      09/15/07         913,500
  11,050   Nextel Partners Inc.....................      14.00++                      02/01/09       5,193,500
   6,535   Tritel PCS Inc..........................      12.75++                      05/15/09       5,685,450
                                                                                                  ------------
                                                                                                    13,894,132
                                                                                                  ------------
           CHEMICALS: MAJOR DIVERSIFIED (1.2%)
   3,145   Equistar Chemical/Funding...............      10.125                       09/01/08       3,145,000
   5,455   Huntsman ICI Chemicals..................      10.125                       07/01/09       4,800,400
                                                                                                  ------------
                                                                                                     7,945,400
                                                                                                  ------------
           CHEMICALS: SPECIALTY (1.8%)
   2,560   Acetex Corp. (Canada)...................      10.875                       08/01/09       2,611,200
     850   ISP Chemco - 144A*......................      10.25                        07/01/11         888,250
   5,030   ISP Holdings Inc. - 144A*...............      10.625                       12/15/09       5,143,175
   1,725   Millennium America Inc..................       9.25                        06/15/08       1,768,125
   1,625   OM Group Inc. - 144A*...................       9.25                        12/15/11       1,677,812
                                                                                                  ------------
                                                                                                    12,088,562
                                                                                                  ------------
           COMMERCIAL PRINTING/FORMS (0.8%)
  13,000   Premier Graphics Inc. (a)(b)............      11.50                        12/01/05         390,000

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2002 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                        COUPON               MATURITY
THOUSANDS                                                         RATE                 DATE          VALUE

--------------------------------------------------------------------------------------------------------------

 $ 4,265   Quebecor Media Inc. (Canada)............      11.125%                      07/15/11    $  4,584,875
     935   Quebecor Media Inc. (Canada)............      13.75++                      07/15/11         593,725
                                                                                                  ------------
                                                                                                     5,568,600
                                                                                                  ------------
           CONSUMER/BUSINESS SERVICES (2.8%)
  13,000   Comforce Operating, Inc.................      12.00                        12/01/07       8,060,000
   7,250   MDC Communications Corp. (Canada).......      10.50                        12/01/06       5,582,500
   6,085   Muzak LLC/Muzak Finance.................       9.875                       03/15/09       5,233,100
                                                                                                  ------------
                                                                                                    18,875,600
                                                                                                  ------------
           CONTAINERS/PACKAGING (1.9%)
  10,000   LLS Corp. (b)...........................      11.625                       08/01/09       1,000,000
  10,305   Owens-Illinois, Inc.....................       7.80                        05/15/18       8,656,200
   2,640   Riverwood International Corp............      10.875                       04/01/08       2,739,000
                                                                                                  ------------
                                                                                                    12,395,200
                                                                                                  ------------
           DIVERSIFIED MANUFACTURING (3.1%)
   9,755   Eagle-Picher Industries, Inc............       9.375                       03/01/08       6,340,750
  13,000   Jordan Industries, Inc. (Series B)......      10.375                       08/01/07       7,540,000
  40,563   Jordan Industries, Inc. (Series B)......      11.75++                      04/01/09       6,895,710
                                                                                                  ------------
                                                                                                    20,776,460
                                                                                                  ------------
           DRUGSTORE CHAINS (0.5%)
   2,000   Rite Aid Corp...........................       6.875                       08/15/13       1,110,000
   2,025   Rite Aid Corp...........................       7.70                        02/15/27       1,134,000
   2,000   Rite Aid Corp. - 144A*..................       6.125                       12/15/08       1,170,000
                                                                                                  ------------
                                                                                                     3,414,000
                                                                                                  ------------
           ELECTRIC UTILITIES (1.1%)
   4,190   Mirant Americas General LLC.............       8.30                        05/01/11       3,561,500
   3,785   PG&E National Energy Corp...............      10.375                       05/16/11       3,860,700
                                                                                                  ------------
                                                                                                     7,422,200
                                                                                                  ------------
           ELECTRONIC COMPONENTS (0.1%)
     760   Flextronics International Ltd.
            (Singapore)............................       9.875                       07/01/10         813,200
                                                                                                  ------------
           ELECTRONIC DISTRIBUTORS (0.9%)
   5,875   BRL Universal Equipment Corp............       8.875                       02/15/08       5,992,500
  20,000   CHS Electronics, Inc. (a)(b)............       9.875                       04/15/05         175,000
                                                                                                  ------------
                                                                                                     6,167,500
                                                                                                  ------------
           ELECTRONIC EQUIPMENT/INSTRUMENTS (0.4%)
   8,280   High Voltage Engineering, Inc...........      10.75                        08/15/04       2,898,000
                                                                                                  ------------
           ELECTRONICS/APPLIANCES (0.0%)
  84,930   International Semi-Tech
            Microelectronics, Inc.
            (Canada) (a)(b)........................      11.50                        08/15/03          42,465
                                                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2002 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                        COUPON               MATURITY
THOUSANDS                                                         RATE                 DATE          VALUE

--------------------------------------------------------------------------------------------------------------

           ENGINEERING & CONSTRUCTION (0.8%)
 $ 4,500   Encompass Services Corp.................      10.50%                       05/01/09    $  2,025,000
   6,575   Metromedia Fiber Network, Inc...........      10.00                        12/15/09       1,578,000
   7,000   Metromedia Fiber Network, Inc.
            (Series B).............................      10.00                        11/15/08       1,680,000
                                                                                                  ------------
                                                                                                     5,283,000
                                                                                                  ------------
           ENTERTAINMENT & LEISURE (0.1%)
  10,850   AMF Bowling Worldwide Inc.
            (Series B) (b).........................      10.875                       03/15/06         542,500
                                                                                                  ------------
           ENVIRONMENTAL SERVICES (2.3%)
   6,750   Allied Waste North America, Inc.
            (Series B).............................      10.00                        08/01/09       6,868,125
   8,550   Waste Management, Inc. (Series A).......       7.375                       08/01/10       8,684,021
                                                                                                  ------------
                                                                                                    15,552,146
                                                                                                  ------------
           FINANCE/RENTAL/LEASING (0.4%)
   2,330   CIT Group Inc...........................       5.625                       05/17/04       2,238,161
     395   CIT Group Inc...........................       6.50                        02/07/06         385,847
                                                                                                  ------------
                                                                                                     2,624,008
                                                                                                  ------------
           FINANCIAL CONGLOMERATES (0.3%)
   2,100   Case Credit Corp........................       6.125                       02/15/03       1,893,356
                                                                                                  ------------
           FOOD DISTRIBUTORS (1.3%)
   8,890   Volume Services America, Inc............      11.25                        03/01/09       8,612,187
                                                                                                  ------------
           FOOD: MEAT/FISH/DAIRY (1.7%)
   4,755   Michael Foods Inc.......................      11.75                        04/01/11       5,182,950
   5,200   Smithfield Foods Inc....................       7.625                       02/15/08       5,200,000
     750   Smithfield Foods Inc....................       8.00                        10/15/09         772,500
                                                                                                  ------------
                                                                                                    11,155,450
                                                                                                  ------------
           FOREST PRODUCTS (2.0%)
   4,940   Louisiana Pacific Corp..................      10.875                       11/15/08       4,964,700
   1,615   Louisiana Pacific Corp..................       8.875                       08/15/10       1,607,259
   6,470   Tembec Industries Inc. (Canada).........       8.50                        02/01/11       6,809,675
                                                                                                  ------------
                                                                                                    13,381,634
                                                                                                  ------------
           HOME BUILDING (3.8%)
   6,945   Beazer Homes USA, Inc...................       8.625                       05/15/11       7,309,612
   5,600   Centex Corp.............................       7.875                       02/01/11       5,876,567
   6,195   Schuler Homes, Inc......................       9.375                       07/15/09       6,566,700
     405   Schuler Homes, Inc......................      10.50                        07/15/11         435,375
   5,000   Toll Corp...............................       8.25                        02/01/11       5,075,000
                                                                                                  ------------
                                                                                                    25,263,254
                                                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2002 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                        COUPON               MATURITY
THOUSANDS                                                         RATE                 DATE          VALUE

--------------------------------------------------------------------------------------------------------------

           HOSPITAL/NURSING MANAGEMENT (1.0%)
 $ 6,365   HCA Inc.................................       7.875%                      02/01/11    $  6,858,287
                                                                                                  ------------
           HOTELS/RESORTS/CRUISELINES (1.1%)
  13,000   Epic Resorts LLC (Series B) (a)(b)......      13.00                        06/15/05       1,300,000
   1,455   Hilton Hotels...........................       7.95                        04/15/07       1,471,772
   4,800   HMH Properties (Series B)...............       7.875                       08/01/08       4,656,000
                                                                                                  ------------
                                                                                                     7,427,772
                                                                                                  ------------
           INDUSTRIAL SPECIALTIES (1.9%)
   4,935   Cabot Safety Corp.......................      12.50                        07/15/05       5,083,050
   7,163   International Wire Group, Inc...........      11.75                        06/01/05       5,667,724
   1,950   Ucar Finance Inc. - 144A*...............      10.25                        02/15/12       2,003,625
                                                                                                  ------------
                                                                                                    12,754,399
                                                                                                  ------------
           INTERNET SOFTWARE/SERVICES (1.5%)
  12,020   Exodus Communications Inc. (a)(b).......      11.625                       07/15/10       2,494,150
  33,200   Globix Corp. (a)(b).....................      12.50                        02/01/10       4,814,000
  11,000   PSINet, Inc. (a)(b).....................      10.50                        12/01/06         990,000
  14,500   PSINet, Inc. (a)(b).....................      11.00                        08/01/09       1,305,000
                                                                                                  ------------
                                                                                                     9,603,150
                                                                                                  ------------
           MANAGED HEALTH CARE (1.7%)
   7,505   Aetna, Inc..............................       7.875                       03/01/11       7,614,933
   3,290   Health Net, Inc.........................       8.375                       04/15/11       3,389,993
                                                                                                  ------------
                                                                                                    11,004,926
                                                                                                  ------------
           MEDIA CONGLOMERATES (0.7%)
   4,260   Nextmedia Operating, Inc. - 144A*.......      10.75                        07/01/11       4,536,900
                                                                                                  ------------
           MEDICAL DISTRIBUTORS (0.3%)
   1,935   Amerisource Bergen Corp.................       8.125                       09/01/08       2,031,750
                                                                                                  ------------
           MEDICAL SPECIALTIES (0.0%)
  26,500   MEDIQ/PRN Life Support
            Services, Inc. (b).....................      11.00                        06/01/08         265,000
                                                                                                  ------------
           MEDICAL/NURSING SERVICES (0.9%)
   6,315   Fresenius Medical Capital Trust.........       7.875                       06/15/11       6,283,425
                                                                                                  ------------
           MOVIES/ENTERTAINMENT (1.7%)
   6,905   Alliance Atlantis Communications, Inc.
            (Canada)...............................      13.00                        12/15/09       7,664,550
   3,525   Six Flags Inc. - 144A*..................       8.875                       02/01/10       3,516,188
                                                                                                  ------------
                                                                                                    11,180,738
                                                                                                  ------------
           OFFICE EQUIPMENT/SUPPLIES (0.0%)
  22,000   Mosler, Inc. (a)(b).....................      11.00                        04/15/03         --
                                                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2002 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                        COUPON               MATURITY
THOUSANDS                                                         RATE                 DATE          VALUE

--------------------------------------------------------------------------------------------------------------

           OIL & GAS PIPELINES (0.6%)
 $ 1,500   Williams Companies, Inc.................       7.75%                       06/15/31    $  1,319,067
   3,260   Williams Companies, Inc. (Series A).....       7.50                        01/15/31       2,784,236
                                                                                                  ------------
                                                                                                     4,103,303
                                                                                                  ------------
           OIL & GAS PRODUCTION (1.5%)
   4,260   Chesapeake Energy Corp..................       8.125                       04/01/11       4,174,800
   2,375   Stone Energy Corp. - 144A*..............       8.25                        12/15/11       2,398,750
   4,150   Vintage Petroleum.......................       7.875                       05/15/11       3,610,500
                                                                                                  ------------
                                                                                                    10,184,050
                                                                                                  ------------
           OILFIELD SERVICES/EQUIPMENT (0.7%)
   2,515   Hanover Equipment Trust - 144A*.........       8.50                        09/01/08       2,540,150
   1,960   Hanover Equipment Trust - 144A*.........       8.75                        09/01/11       1,969,800
                                                                                                  ------------
                                                                                                     4,509,950
                                                                                                  ------------
           OTHER METALS/MINERALS (0.9%)
   3,310   Murrin Murrin Holdings Property Ltd.
            (Australia)............................       9.375                       08/31/07         993,000
   4,940   Phelps Dodge Corp.......................       8.75                        06/01/11       4,763,346
                                                                                                  ------------
                                                                                                     5,756,346
                                                                                                  ------------
           PUBLISHING: BOOKS/MAGAZINES (1.0%)
   7,300   PRIMEDIA, Inc...........................       8.875                       05/15/11       6,369,250
                                                                                                  ------------
           PUBLISHING: NEWSPAPERS (0.8%)
   1,820   Belo Corp...............................       8.00                        11/01/08       1,885,329
   3,815   Holliner Participation - 144A*
            (Canada)...............................      12.125+                      11/15/10       3,433,500
                                                                                                  ------------
                                                                                                     5,318,829
                                                                                                  ------------
           PULP & PAPER (0.9%)
     795   Long View Fibre Co. - 144A*.............      10.00                        01/15/09         818,850
   4,810   Norske Skog Canada Inc. (Canada) -
            144A*..................................       8.625                       06/15/11       4,906,200
                                                                                                  ------------
                                                                                                     5,725,050
                                                                                                  ------------
           REAL ESTATE DEVELOPMENT (0.7%)
   4,890   CB Richard Ellis Services Inc...........      11.25                        06/15/11       4,596,600
                                                                                                  ------------
           REAL ESTATE INVESTMENT TRUSTS (0.4%)
   2,855   Istar Financial Inc.....................       8.75                        08/15/08       2,871,345
                                                                                                  ------------
           RECREATIONAL PRODUCTS (1.0%)
   6,000   International Game Technology...........       8.375                       05/15/09       6,502,500
                                                                                                  ------------
           RESTAURANTS (0.7%)
 141,992   American Restaurant Group
            Holdings, Inc. - 144A* (c).............       0.00                        12/15/05       4,344,955
  34,207   FRD Acquisition Corp.
            (Series B) (a)(b)......................      12.50                        07/15/04          85,518
                                                                                                  ------------
                                                                                                     4,430,473
                                                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2002 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                        COUPON               MATURITY
THOUSANDS                                                         RATE                 DATE          VALUE

--------------------------------------------------------------------------------------------------------------

           RETAIL - SPECIALTY (1.4%)
 $ 9,000   Mrs. Fields Holdings Co.................      14.00++%                     12/01/05    $  4,185,000
   5,525   Pantry, Inc.............................      10.25                        10/15/07       5,110,625
                                                                                                  ------------
                                                                                                     9,295,625
                                                                                                  ------------
           SAVINGS BANKS (0.1%)
     685   GS Escrow Corp..........................       7.125                       08/01/05         681,495
                                                                                                  ------------
           SEMICONDUCTORS (0.4%)
   2,210   Fairchild Semi Conductors...............      10.50                        02/01/09       2,386,800
                                                                                                  ------------
           SERVICES TO THE HEALTH INDUSTRY (1.4%)
   3,745   Anthem Insurance - 144A**...............       9.125                       04/01/10       4,102,494
   5,000   Omnicare, Inc. (Series B)...............       8.125                       03/15/11       5,275,000
                                                                                                  ------------
                                                                                                     9,377,494
                                                                                                  ------------
           SPECIALTY STORES (0.5%)
   3,185   Autonation, Inc.........................       9.00                        08/01/08       3,340,269
                                                                                                  ------------
           SPECIALTY TELECOMMUNICATIONS (5.0%)
   4,535   American Tower Corp.....................       9.375                       02/01/09       2,993,100
  11,500   Birch Telecom Inc. (b)..................      14.00                        06/15/08         115,000
  14,370   DTI Holdings, Inc. (Series B) (a).......      12.50++                      03/01/08         215,550
  17,085   Esprit Telecom Group PLC (United
            Kingdom) (b)...........................      11.50                        12/15/07          64,069
  29,088   Esprit Telecom Group PLC (United
            Kingdom) (b)...........................      10.875                       06/15/08         109,080
  47,000   Firstworld Communications, Inc..........      13.00++                      04/15/08       3,290,000
  10,000   Global Crossing Holdings,
            Ltd. (a)(b)............................       8.70                        08/01/07         350,000
   3,490   Global Crossing Holdings,
            Ltd. (a)(b)............................       9.50                        11/15/09          69,800
  23,050   GT Group Telecom Inc. (Canada)..........      13.25++                      02/01/10       1,498,250
   3,350   McLeodUSA, Inc. (a)(b)..................      11.375                       01/01/09         820,750
  10,450   McLeodUSA, Inc. (a)(b)..................      11.50                        05/01/09       2,455,750
   9,365   Pac-West Telecom Inc. (Series B)........      13.50                        02/01/09       3,511,875
  14,500   Primus Telecommunications
            Group, Inc.............................      12.75                        10/15/09       4,785,000
  16,990   Primus Telecommunications Group, Inc.
            (Series B).............................       9.875                       05/15/08       5,606,700
   2,000   RSL Communications PLC (United
            Kingdom) (a)(b)........................       9.125                       03/01/08         105,000
   9,000   RSL Communications PLC (United
            Kingdom) (a)(b)........................      10.50                        11/15/08         472,500
   3,000   RSL Communications PLC (United
            Kingdom) (a)(b)........................       9.875                       11/15/09         157,500
  13,000   Tele1 Europe BV (Netherlands)...........      13.00                        05/15/09       1,755,000
  12,000   Versatel Telecom BV (Netherlands)
            (Issued 05/27/98)......................      13.25                        05/15/08       3,720,000
   3,000   Versatel Telecom BV (Netherlands)
            (Issued 12/03/98)......................      13.25                        05/15/08         930,000
  31,445   Viatel Inc. (a)(b)......................      11.25                        04/15/08          39,306
  14,200   Viatel Inc. (Issued 03/19/99) (a)(b)....      11.50                        03/15/09          17,750
  29,393   Viatel Inc. (Issued 12/08/99) (a)(b)....      11.50                        03/15/09          36,741

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2002 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                        COUPON               MATURITY
THOUSANDS                                                         RATE                 DATE          VALUE

--------------------------------------------------------------------------------------------------------------

 $32,545   World Access, Inc. (a)(b)(c)............      13.25%                       01/15/08    $    325,450
  11,500   Worldwide Fiber Inc. (Canada) (a)(b)....      12.00                        08/01/09          28,750
                                                                                                  ------------
                                                                                                    33,472,921
                                                                                                  ------------
           TELECOMMUNICATION EQUIPMENT (1.2%)
  10,000   SBA Communications Corp.................      12.00++                      03/01/08       4,700,000
  10,500   Spectrasite Holdings, Inc...............      12.00++                      07/15/08       2,625,000
   3,500   Spectrasite Holdings, Inc...............      11.25++                      04/15/09         805,000
                                                                                                  ------------
                                                                                                     8,130,000
                                                                                                  ------------
           TELECOMMUNICATIONS (5.3%)
  61,075   e. Spire
            Communications, Inc. (a)(b)............      13.75                        07/15/07       6,107,500
  18,752   Focal Communications Corp.
            (Series B).............................      12.125++                     02/15/08       4,312,960
  15,000   Hyperion Telecommunication, Inc.
            (Series B).............................      12.25                        09/01/04       1,800,000
  15,000   MGC Communications, Inc.................      13.00                        04/01/10         975,000
   1,500   NEXTLINK Communications LLC.............      12.50                        04/15/06         165,000
  17,500   NEXTLINK Communications, Inc............       9.00                        03/15/08       1,925,000
   4,180   NEXTLINK Communications, Inc............      10.75                        11/15/08         459,800
     775   NEXTLINK Communications, Inc. (b).......      10.75                        06/01/09          89,125
  16,975   NTL Communications Corp. (Series B).....      11.875                       10/01/10       5,941,250
  27,850   Rhythms Netconnections, Inc. (a)(b).....      12.75                        04/15/09       4,316,750
  14,965   Rhythms Netconnections, Inc.
            (Series B) (a)(b)......................      13.50++                      05/15/08       1,795,800
  13,850   Startec Global Communications
            Corp. (a)(b)...........................      12.00                        05/15/08         138,500
   5,380   Talton Holdings, Inc (Series B).........      11.00                        06/30/07       3,335,600
   2,100   WorldCom, Inc...........................       7.50                        05/15/11       2,023,363
   1,500   WorldCom, Inc...........................       8.25                        05/15/31       1,441,862
                                                                                                  ------------
                                                                                                    34,827,510
                                                                                                  ------------
           TRUCKS/CONSTRUCTION/FARM MACHINERY (2.0%)
   1,930   Case Corp. (Series B)...................       6.25                        12/01/03       1,737,498
  13,350   J.B. Poindexter & Co., Inc..............      12.50                        05/15/04      11,330,813
                                                                                                  ------------
                                                                                                    13,068,311
                                                                                                  ------------
           WHOLESALE DISTRIBUTORS (0.6%)
   4,000   Burhmann US Inc.........................      12.25                        11/01/09       4,120,000
                                                                                                  ------------
           WIRELESS TELECOMMUNICATIONS (2.1%)
   3,675   American Cellular Corp..................       9.50                        10/15/09       2,976,750
  19,485   AMSC Acquisition Co., Inc.
            (Series B) (a)(b)......................      12.25                        04/01/08       7,306,875
  65,300   CellNet Data Systems Inc. (a)(b)........      14.00++                      10/01/07          81,625
  19,610   Globalstar LP/Capital Corp. (b).........      10.75                        11/01/04       1,176,600
  16,739   Orbcomm Global LP/Capital Corp.
            (Series B) (a)(b)......................      14.00                        08/15/04         502,170
  20,230   USA Mobile Communications
            Holdings, Inc. (a)(b)..................       9.50                        02/01/04         809,200
  18,800   USA Mobile Communications
            Holdings, Inc. (a)(b)..................      14.00                        11/01/04         752,000

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2002 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                        COUPON               MATURITY
THOUSANDS                                                         RATE                 DATE          VALUE

--------------------------------------------------------------------------------------------------------------

 $33,000   WinStar Communications, Inc. (a)........      14.75++%                     04/15/10    $      3,300
  11,400   WinStar Communications, Inc. (a)(b).....      12.75                        04/15/10           1,140
                                                                                                  ------------
                                                                                                    13,609,660
                                                                                                  ------------
           Total Corporate Bonds
            (COST $1,769,685,472).............................................................     598,096,239
                                                                                                  ------------
           Convertible Bonds (1.3%)
           ELECTRONIC COMPONENTS (0.6%)
   8,830   Solectron Corp..........................       0.00                        11/20/20       4,017,650
                                                                                                  ------------
           HOTELS/RESORTS/CRUISELINES (0.0%)
   1,643   Premier Cruises Ltd. - 144A* (a)........      10.00+                       8/15/05          --
                                                                                                  ------------
           TELECOMMUNICATION EQUIPMENT (0.7%)
   9,420   Corning Inc.............................       0.00                        11/8/15        4,639,350
                                                                                                  ------------
           Total Convertible Bonds
            (COST $11,000,802)................................................................       8,657,000
                                                                                                  ------------

NUMBER OF
 SHARES
---------

           Common Stocks (d) (1.5%)
           APPAREL/FOOTWEAR RETAIL (0.0%)
2,621,192  County Seat Stores, Inc. (c).......................................................         --
                                                                                                  ------------
           CASINO/GAMING (0.0%)
 207,312   Fitzgerald Gaming Corp.............................................................         --
                                                                                                  ------------
           CONSUMER/BUSINESS SERVICES (1.2%)
 440,700   Anacomp, Inc. (Class A) (c)........................................................       7,712,250
                                                                                                  ------------
           FOOD: SPECIALTY/CANDY (0.0%)
  10,908   SFAC New Holdings Inc. (c).........................................................         --
   2,005   SFFB Holdings, Inc. (c)............................................................         --
 574,725   Specialty Foods Acquisition Corp. - 144A*..........................................         --
                                                                                                  ------------
                                                                                                       --
                                                                                                  ------------
           HOTELS/RESORTS/CRUISELINES (0.0%)
 981,277   Premier Holdings Inc. (c)..........................................................         --
 781,421   Vagabond Inns, Inc. (Class D)......................................................         --
                                                                                                  ------------
                                                                                                       --
                                                                                                  ------------
           MEDICAL/NURSING SERVICES (0.0%)
1,151,324  Raintree Healthcare Corp. (c)......................................................         --
                                                                                                  ------------
           MOTOR VEHICLES (0.0%)
     709   Northern Holdings Industrial Corp. (c).............................................         --
                                                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                                              VALUE

--------------------------------------------------------------------------------------------------------------

           RESTAURANTS (0.0%)
  38,057   American Restaurant Group Holdings, Inc. - 144A*...................................    $    --
                                                                                                  ------------
           SPECIALTY TELECOMMUNICATIONS (0.1%)
 264,189   Song Networks Holding Aktir (ADR)..................................................          84,540
 486,691   Versatel Telecom International NV (ADR) (Netherlands)..............................         253,079
  94,263   World Access, Inc. (c).............................................................             104
                                                                                                  ------------
                                                                                                       337,723
                                                                                                  ------------
           TELECOMMUNICATION EQUIPMENT (0.0%)
 196,000   FWT Inc. (Class A) (c).............................................................           1,960
                                                                                                  ------------
           TELECOMMUNICATIONS (0.2%)
 520,697   Covad Communications Group, Inc. (c)...............................................         820,098
3,697,963  Focal Communications Corp. (c).....................................................         813,552
                                                                                                  ------------
                                                                                                     1,633,650
                                                                                                  ------------
           TEXTILES (0.0%)
1,754,730  United States Leather, Inc. (c)....................................................         --
                                                                                                  ------------
           WIRELESS TELECOMMUNICATIONS (0.0%)
5,777,031  Arch Wireless Inc. (c).............................................................          46,216
 274,390   Vast Solutions, Inc. (Class B1) (c)................................................         --
 274,390   Vast Solutions, Inc. (Class B2) (c)................................................         --
 274,390   Vast Solutions, Inc. (Class B3) (c)................................................         --
                                                                                                  ------------
                                                                                                        46,216
                                                                                                  ------------
           Total Common Stocks
            (COST $337,737,145)...............................................................       9,731,799
                                                                                                  ------------
           Preferred Stocks (3.9%)
           BROADCASTING (0.9%)
     713   Paxson Communications+.............................................................       6,203,361
                                                                                                  ------------
           CELLULAR TELEPHONE (0.9%)
   4,506   Dobson Communications Corp.+.......................................................       3,694,920
   6,360   Nextel Communications, Inc.+.......................................................       2,257,836
                                                                                                  ------------
                                                                                                     5,952,756
                                                                                                  ------------
           ELECTRIC UTILITIES (0.6%)
   3,705   TNP Enterprises Inc.+..............................................................       4,038,450
                                                                                                  ------------
           PUBLISHING: BOOKS/MAGAZINES (0.0%)
   6,625   PRIMEDIA, Inc......................................................................         318,828
                                                                                                  ------------
           RESTAURANTS (0.2%)
   5,591   American Restaurant Group Holdings, Inc. (Series B)+...............................         972,872
                                                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                                              VALUE

--------------------------------------------------------------------------------------------------------------

           SPECIALTY TELECOMMUNICATIONS (1.1%)
   7,333   Broadwing Communications, Inc......................................................    $  3,666,500
     475   Crown Castle International Corp.+..................................................         213,750
   3,473   Intermedia Communication (Series B)+...............................................       3,369,198
 180,721   XO Communications, Inc.+...........................................................           1,807
                                                                                                  ------------
                                                                                                     7,251,255
                                                                                                  ------------
           TELECOMMUNICATION EQUIPMENT (0.2%)
2,244,200  FWT Inc. (Series A)+ (c)...........................................................       1,122,100
                                                                                                  ------------
           Total Preferred Stocks
            (COST $52,960,724)................................................................      25,859,622
                                                                                                  ------------

NUMBER OF                                                                           EXPIRATION
WARRANTS                                                                               DATE
---------                                                                           ----------

           Warrants (0.0%)
           AEROSPACE & DEFENSE (0.0%)
   9,000   Sabreliner Corp. - 144A*...............................................  04/15/03           --
                                                                                                  ------------
           BROADCASTING (0.0%)
   5,700   XM Satellite Radio Holdings Inc. - 144A*...............................  03/15/10           114,000
                                                                                                  ------------
           CABLE/SATELLITE TV (0.0%)
  57,000   Diva Systems Corp. - 144A*.............................................  03/01/08           --
   6,600   Ono Finance PLC - 144A* (United Kingdom)...............................  05/31/09            33,000
                                                                                                  ------------
                                                                                                        33,000
                                                                                                  ------------
           CASINO/GAMING (0.0%)
 220,000   Aladdin Gaming, Inc. - 144A*...........................................  03/01/10           --
  20,000   Resorts At Summerlin - 144A*...........................................  12/15/07           --
                                                                                                  ------------
                                                                                                       --
                                                                                                  ------------
           ELECTRIC UTILITIES (0.0%)
   1,040   TNP Enterprises Inc. - 144A*...........................................  04/01/11            31,200
                                                                                                  ------------
           HOTELS/RESORTS/CRUISELINES (0.0%)
  13,000   Epic Resorts LLC - 144A*...............................................  06/15/05           --
                                                                                                  ------------
           INTERNET SOFTWARE/SERVICES (0.0%)
  47,000   Verado Holdings Inc. - 144A*...........................................  04/15/08           --
                                                                                                  ------------
           RESTAURANTS (0.0%)
   3,500   American Restaurant Group Holdings, Inc. - 144A*.......................  08/15/08           --
                                                                                                  ------------
           RETAIL - SPECIALTY (0.0%)
   9,000   Mrs. Fields Holding Inc. - 144A*.......................................  12/01/05           --
                                                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2002 (UNAUDITED) CONTINUED

NUMBER OF                                                                           EXPIRATION
WARRANTS                                                                              DATE           VALUE

--------------------------------------------------------------------------------------------------------------

           SPECIALTY TELECOMMUNICATIONS (0.0%)
  11,500   Birch Telecom Inc. - 144A*.............................................  06/15/08      $    --
  23,050   GT Group Telecom Inc. - 144A* (Canada).................................  02/01/10            46,100
                                                                                                  ------------
                                                                                                        46,100
                                                                                                  ------------
           TELECOMMUNICATIONS (0.0%)
  11,850   Startec Global Communications Corp. - 144A*............................  05/15/08           --
                                                                                                  ------------
           WIRELESS TELECOMMUNICATIONS (0.0%)
  10,000   Metricom, Inc..........................................................  02/15/10           --
  18,250   Motient Corp. - 144A*..................................................  04/01/08               182
                                                                                                  ------------
                                                                                                           182
                                                                                                  ------------
           Total Warrants
            (COST $5,624,493).................................................................         224,482
                                                                                                  ------------

PRINCIPAL
AMOUNT IN                                                                  COUPON     MATURITY
THOUSANDS                                                                   RATE        DATE
---------                                                                 --------    --------

           Short-Term Investments (0.4%)
           Repurchase Agreements
$  1,638   Joint repurchase agreement account (dated 02/28/02; proceeds
           $1,638,086) (e)..............................................    1.895%    03/01/02       1,638,000
   1,012   The Bank of New York (dated 02/28/02; proceeds
            $1,012,059) (f).............................................    1.688     03/01/02       1,012,012
                                                                                                  ------------
           Total Short-Term Investments
            (COST $2,650,012).................................................................       2,650,012
                                                                                                  ------------

           Total Investments
            (COST $2,179,658,648) (g)..................................................  97.2%     645,219,154
           Other Assets in Excess of Liabilities.......................................   2.8       18,541,232
                                                                                         -----    ------------
           Net Assets..................................................................  100.0%   $663,760,386
                                                                                         =====    ============

---------------------

 ADR  AMERICAN DEPOSITORY RECEIPT.
 *    RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
 +    PAYMENT-IN-KIND SECURITY.
 ++ CURRENTLY A ZERO COUPON BOND THAT IS SCHEDULED TO PAY INTEREST AT THE RATE SHOWN AT A FUTURE SPECIFIED DATE.
 (A)  ISSUER IN BANKRUPTCY.
 (B)  NON-INCOME PRODUCING SECURITY; BOND IN DEFAULT.
 (C)  ACQUIRED THROUGH EXCHANGE OFFER.
 (D)  NON-INCOME PRODUCING SECURITIES.
 (E)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (F) COLLATERALIZED BY $1,051,150 U.S. TREASURY NOTE 3.50% DUE 11/15/06 VALUED AT $1,032,258.
 (G) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $13,315,466 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $1,547,754,960, RESULTING IN NET UNREALIZED DEPRECIATION OF $1,534,439,494.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
FEBRUARY 28, 2002 (UNAUDITED)

Assets:
Investments in securities, at value (cost
 $2,179,658,648)..................................  $  645,219,154
Receivable for:
  Interest........................................      17,936,714
  Investments sold................................       5,671,201
  Capital stock sold..............................         392,776
Prepaid expenses and other assets.................          73,355
                                                    --------------
    Total Assets..................................     669,293,200
                                                    --------------
Liabilities:
Payable for:
  Investments purchased...........................       3,534,039
  Capital stock repurchased.......................       1,066,787
  Distribution fee................................         322,288
  Investment management fee.......................         252,739
Accrued expenses and other payables...............         356,961
                                                    --------------
    Total Liabilities.............................       5,532,814
                                                    --------------
    Net Assets....................................  $  663,760,386
                                                    ==============
Composition of Net Assets:
Paid-in-capital...................................  $3,010,689,166
Net unrealized depreciation.......................  (1,534,439,494)
Dividends in excess of net investment income......     (17,115,158)
Accumulated net realized loss.....................    (795,374,128)
                                                    --------------
    Net Assets....................................  $  663,760,386
                                                    ==============
Class A Shares:
Net Assets........................................     $25,393,979
Shares Outstanding (500,000,000 AUTHORIZED, $.01
 PAR VALUE).......................................      13,754,137
    Net Asset Value Per Share.....................  $         1.85
                                                    ==============
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 4.44% OF NET ASSET
     VALUE).......................................  $         1.93
                                                    ==============
Class B Shares:
Net Assets........................................    $487,088,037
Shares Outstanding (500,000,000 AUTHORIZED, $.01
 PAR VALUE).......................................     264,860,033
    Net Asset Value Per Share.....................  $         1.84
                                                    ==============
Class C Shares:
Net Assets........................................     $39,051,883
Shares Outstanding (500,000,000 AUTHORIZED, $.01
 PAR VALUE).......................................      21,197,421
    Net Asset Value Per Share.....................  $         1.84
                                                    ==============
Class D Shares:
Net Assets........................................    $112,226,487
Shares Outstanding (500,000,000 AUTHORIZED, $.01
 PAR VALUE).......................................      60,832,134
    Net Asset Value Per Share.....................  $         1.84
                                                    ==============

Statement of Operations
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (UNAUDITED)

Net Investment Income:
Income
Interest..........................................  $ 60,445,868
Dividends.........................................       491,437
                                                    ------------
    Total Income..................................    60,937,305
                                                    ------------
Expenses
Distribution fee (Class A shares).................        36,157
Distribution fee (Class B shares).................     2,048,001
Distribution fee (Class C shares).................       181,143
Investment management fee.........................     1,749,471
Transfer agent fees and expenses..................       786,123
Shareholder reports and notices...................       130,794
Professional fees.................................        52,660
Custodian fees....................................        50,872
Registration fees.................................        38,609
Directors' fees and expenses......................         9,186
Other.............................................         9,111
                                                    ------------
    Total Expenses................................     5,092,127
                                                    ------------
    Net Investment Income.........................    55,845,178
                                                    ------------
Net Realized and Unrealized Loss:
Net realized loss.................................  (101,992,943)
Net change in unrealized depreciation.............   (71,245,906)
                                                    ------------
    Net Loss......................................  (173,238,849)
                                                    ------------
Net Decrease......................................  $(117,393,671)
                                                    ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                             FOR THE SIX      FOR THE YEAR
                                            MONTHS ENDED          ENDED
                                          FEBRUARY 28, 2002  AUGUST 31, 2001
                                          -----------------  ---------------
                                             (UNAUDITED)
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................    $  55,845,178    $  182,819,538
Net realized loss.......................     (101,992,943)     (282,975,609)
Net change in unrealized depreciation...      (71,245,906)     (513,181,124)
                                            -------------    --------------

    Net Decrease........................     (117,393,671)     (613,337,195)
                                            -------------    --------------
Dividends to Shareholders from Net
 Investment Income:
Class A shares..........................       (2,418,772)       (7,002,632)
Class B shares..........................      (44,666,302)     (150,569,611)
Class C shares..........................       (3,477,209)      (10,293,101)
Class D shares..........................      (10,234,948)      (29,754,002)
                                            -------------    --------------

    Total Dividends.....................      (60,797,231)     (197,619,346)
                                            -------------    --------------

Net decrease from capital stock
 transactions...........................      (46,653,991)      (72,611,177)
                                            -------------    --------------

    Net Decrease........................     (224,844,893)     (883,567,718)
Net Assets:
Beginning of period.....................      888,605,279     1,772,172,997
                                            -------------    --------------
End of Period (Including dividends in
 excess of net investment income of
 $17,115,158 and $17,487,233,
 respectively)..........................    $ 663,760,386    $  888,605,279
                                            =============    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
NOTES TO FINANCIAL STATEMENTS / / FEBRUARY 28, 2002 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley High Yield Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, (the "Act") as a diversified, open-end management investment company. The Fund's primary investment objective is to earn a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective. The Fund was incorporated in Maryland on June 14, 1979 and commenced operations on September 26, 1979. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Directors); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Directors. The pricing service may utilize a matrix system incorporating security quality, maturity and

Morgan Stanley High Yield Securities Inc.
NOTES TO FINANCIAL STATEMENTS / / FEBRUARY 28, 2002 (UNAUDITED) CONTINUED

coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the respective life of the securities. Interest income is accrued daily except where collection is not expected.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes

Morgan Stanley High Yield Securities Inc.
NOTES TO FINANCIAL STATEMENTS / / FEBRUARY 28, 2002 (UNAUDITED) CONTINUED

are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, calculated daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; 0.325% to the portion of daily net assets exceeding $2 billion but not exceeding
$3 billion; and 0.30% to the portion of daily net assets exceeding $3 billion.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.75% of the average daily net assets of Class B; and (iii) Class C -- up to 0.85% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $60,729,773 at February 28, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a

Morgan Stanley High Yield Securities Inc.
NOTES TO FINANCIAL STATEMENTS / / FEBRUARY 28, 2002 (UNAUDITED) CONTINUED

gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended February 28, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.85%, respectively.

The Distributor has informed the Fund that for the six months ended
February 28, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class A Shares, Class B shares and Class C shares of $25,943, $850,331 and $12,717, respectively and received $1,421 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 28, 2002, aggregated $130,550,663 and $191,356,513, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At February 28, 2002, the Fund had transfer agent fees and expenses payable of approximately $40,200.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended February 28, 2002 included in Directors' fees and expenses in the Statement of Operations amounted to $3,589. At February 28, 2002, the Fund had an accrued pension liability of $57,558 which is included in accrued expenses in the Statement of Assets and Liabilities.

Morgan Stanley High Yield Securities Inc.
NOTES TO FINANCIAL STATEMENTS / / FEBRUARY 28, 2002 (UNAUDITED) CONTINUED

5. Capital Stock
Transactions in capital stock were as follows:

                                       FOR THE SIX                 FOR THE YEAR
                                       MONTHS ENDED                    ENDED
                                    FEBRUARY 28, 2002             AUGUST 31, 2001
                                --------------------------  ---------------------------
                                  SHARES        AMOUNT         SHARES        AMOUNT
                                -----------  -------------  ------------  -------------
                                       (UNAUDITED)
CLASS A SHARES
Sold..........................    7,162,259  $  14,899,676    19,209,128  $  63,780,578
Reinvestment of dividends.....      570,641      1,128,585     1,049,177      3,186,287
Redeemed......................   (9,810,062)   (20,249,131)  (17,600,601)   (59,066,199)
                                -----------  -------------  ------------  -------------
Net increase (decrease) --
 Class A......................   (2,077,162)    (4,220,870)    2,657,704      7,900,666
                                -----------  -------------  ------------  -------------
CLASS B SHARES
Sold..........................   21,613,070     43,035,559    87,486,847    281,384,559
Reinvestment of dividends.....    8,164,759     16,089,588    17,505,252     53,772,493
Redeemed......................  (51,830,406)  (104,404,539) (136,458,377)  (426,230,286)
                                -----------  -------------  ------------  -------------
Net decrease -- Class B.......  (22,052,577)   (45,279,392)  (31,466,278)   (91,073,234)
                                -----------  -------------  ------------  -------------
CLASS C SHARES
Sold..........................    3,407,356      6,775,421    13,531,056     45,899,890
Reinvestment of dividends.....      827,546      1,635,525     1,676,677      5,136,460
Redeemed......................   (4,508,663)    (8,947,288)  (13,756,797)   (45,459,076)
                                -----------  -------------  ------------  -------------
Net increase (decrease) --
 Class C......................     (273,761)      (536,342)    1,450,936      5,577,274
                                -----------  -------------  ------------  -------------
CLASS D SHARES
Sold..........................    5,034,687     10,050,023    20,506,858     63,372,986
Reinvestment of dividends.....    3,302,846      6,529,821     5,852,214     17,880,440
Redeemed......................   (6,607,827)   (13,197,231)  (24,049,991)   (76,269,309)
                                -----------  -------------  ------------  -------------
Net increase -- Class D.......    1,729,706      3,382,613     2,309,081      4,984,117
                                -----------  -------------  ------------  -------------
Net decrease in Fund..........  (22,673,794) $ (46,653,991)  (25,048,557) $ (72,611,177)
                                ===========  =============  ============  =============

6. Federal Income Tax Status
At August 31, 2001, the Fund had a net capital loss carryover of approximately $482,783,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through August 31 in the following years:

                          AMOUNT IN THOUSANDS
-----------------------------------------------------------------------
  2002     2003     2004     2005     2006     2007     2008     2009
--------  -------  -------  -------  -------  -------  -------  -------
$166,660  $50,599  $23,296  $39,319  $12,603  $24,919  $69,857  $95,530
========  =======  =======  =======  =======  =======  =======  =======

Morgan Stanley High Yield Securities Inc.
NOTES TO FINANCIAL STATEMENTS / / FEBRUARY 28, 2002 (UNAUDITED) CONTINUED

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $199,075,000 during fiscal 2001.

At August 31, 2001, the Fund had temporary book/tax differences primarily attributable to post-October losses, capital loss deferrals on wash sales and interest on bonds in default.

7. Change in Accounting Policy
Effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Fund, but resulted in a $5,324,128 increase in the cost of securities and a corresponding increase in undistributed net investment income based on securities held as of August 31, 2001.

The effect of this change for the six months ended February 28, 2002 was to increase net investment income by $952,867; increase unrealized depreciation by $233,149; and increase net realized losses by $719,718. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change.

Morgan Stanley High Yield Securities Inc.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                              FOR THE SIX                         FOR THE YEAR ENDED AUGUST 31,
                             MONTHS ENDED         --------------------------------------------------------------
                           FEBRUARY 28, 2002         2001             2000             1999             1998
                           -----------------      -----------      -----------      -----------      -----------
                              (UNAUDITED)
Class A Shares++
Selected Per Share Data:
Net asset value,
 beginning of period.....       $  2.32             $  4.35          $  5.51          $  6.16          $  6.82
                                -------             -------          -------          -------          -------
Income (loss) from
 investment operations:
  Net investment
   income................          0.16                0.47             0.69             0.72             0.76
  Net realized and
   unrealized loss.......         (0.46)              (1.99)           (1.13)           (0.63)           (0.71)
                                -------             -------          -------          -------          -------
Total income (loss) from
 investment operations...         (0.30)              (1.52)           (0.44)            0.09             0.05
                                -------             -------          -------          -------          -------

Less dividends from net
 investment income.......         (0.17)              (0.51)           (0.72)           (0.74)           (0.71)
                                -------             -------          -------          -------          -------

Net asset value, end of
 period..................       $  1.85             $  2.32          $  4.35          $  5.51          $  6.16
                                =======             =======          =======          =======          =======

Total Return+............        (13.32)%(1)         (37.05)%          (8.88)%           1.47%            0.40%

Ratios to Average Net
 Assets:
Expenses.................          1.02%(2)(3)         0.77%(3)         0.70%(3)         0.68%(3)         0.75%(3)
Net investment income....         15.51%(2)(3)(4)     15.17%(3)        13.62%(3)        12.42%(3)        11.30%(3)
Supplemental Data:
Net assets, end of
 period, in thousands....       $25,394             $36,762          $57,273          $68,667          $30,678
Portfolio turnover
 rate....................            18%(1)              49%              20%              36%              66%

                           FOR THE PERIOD
                           JULY 28, 1997*
                               THROUGH
                           AUGUST 31, 1997
                           ---------------

Class A Shares++
Selected Per Share Data:
Net asset value,
 beginning of period.....      $ 6.83
                               ------
Income (loss) from
 investment operations:
  Net investment
   income................        0.07
  Net realized and
   unrealized loss.......       (0.03)
                               ------
Total income (loss) from
 investment operations...        0.04
                               ------
Less dividends from net
 investment income.......       (0.05)
                               ------
Net asset value, end of
 period..................      $ 6.82
                               ======
Total Return+............        0.65%(1)
Ratios to Average Net
 Assets:
Expenses.................        0.93%(2)
Net investment income....       11.80%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....      $1,996
Portfolio turnover
 rate....................         113%

------------------------

  *   THE DATE SHARES WERE FIRST ISSUED.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4) EFFECTIVE SEPTEMBER 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATED TO PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 WAS TO INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.26%. THE FINANCIAL HIGHLIGHTS DATA PRESENTED IN THIS TABLE FOR PRIOR PERIODS HAS NOT BEEN RESTATED TO REFLECT THIS CHANGE.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
FINANCIAL HIGHLIGHTS CONTINUED

                              FOR THE SIX                         FOR THE YEAR ENDED AUGUST 31,
                             MONTHS ENDED         --------------------------------------------------------------
                           FEBRUARY 28, 2002         2001             2000             1999             1998
                           -----------------      -----------      -----------      -----------      -----------
                              (UNAUDITED)
Class B Shares++
Selected Per Share Data:
Net asset value,
 beginning of period.....      $   2.32            $   4.34        $     5.50       $     6.15       $     6.82
                               --------            --------        ----------       ----------       ----------
Income (loss) from
 investment operations:
  Net investment income..          0.15                0.46              0.66             0.69             0.73
  Net realized and
   unrealized loss.......         (0.47)              (1.99)            (1.13)           (0.64)           (0.72)
                               --------            --------        ----------       ----------       ----------
Total income (loss) from
 investment operations...         (0.32)              (1.53)            (0.47)            0.05             0.01
                               --------            --------        ----------       ----------       ----------
Less dividends from net
 investment income.......         (0.16)              (0.49)            (0.69)           (0.70)           (0.68)
                               --------            --------        ----------       ----------       ----------
Net asset value, end of
 period..................      $   1.84            $   2.32        $     4.34       $     5.50       $     6.15
                               ========            ========        ==========       ==========       ==========
Total Return+............        (13.85)%(1)         (37.27)%           (9.39)%           0.92%           (0.23)%

Ratios to Average Net
 Assets:
Expenses.................          1.52%(2)(3)         1.37%(3)          1.25%(3)         1.24%(3)         1.25%(3)
Net investment income....         15.01%(2)(3)(4)     14.57%(3)         13.07%(3)        11.86%(3)        10.80%(3)
Supplemental Data:
Net assets, end of
 period, in thousands....      $487,088            $664,706        $1,381,008       $1,927,186       $1,761,147
Portfolio turnover
 rate....................            18%(1)              49%               20%              36%              66%

                           FOR THE PERIOD
                           JULY 28, 1997*
                               THROUGH
                           AUGUST 31, 1997
                           ---------------

Class B Shares++
Selected Per Share Data:
Net asset value,
 beginning of period.....      $  6.83
                               -------
Income (loss) from
 investment operations:
  Net investment income..         0.07
  Net realized and
   unrealized loss.......        (0.03)
                               -------
Total income (loss) from
 investment operations...         0.04
                               -------
Less dividends from net
 investment income.......        (0.05)
                               -------
Net asset value, end of
 period..................      $  6.82
                               =======
Total Return+............         0.62%(1)
Ratios to Average Net
 Assets:
Expenses.................         1.42%(2)
Net investment income....        11.28%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....      $15,828
Portfolio turnover
 rate....................          113%

------------------------

  *   THE DATE SHARES WERE FIRST ISSUED.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4) EFFECTIVE SEPTEMBER 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATED TO PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 WAS TO INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.26%. THE FINANCIAL HIGHLIGHTS DATA PRESENTED IN THIS TABLE FOR PRIOR PERIODS HAS NOT BEEN RESTATED TO REFLECT THIS CHANGE.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
FINANCIAL HIGHLIGHTS CONTINUED

                              FOR THE SIX                         FOR THE YEAR ENDED AUGUST 31,
                             MONTHS ENDED         --------------------------------------------------------------
                           FEBRUARY 28, 2002         2001             2000             1999             1998
                           -----------------      -----------      -----------      -----------      -----------
                              (UNAUDITED)
Class C Shares++
Selected Per Share Data:
Net asset value,
 beginning of period.....       $  2.32             $  4.34          $  5.51         $   6.15          $  6.82
                                -------             -------          -------         --------          -------
Income (loss) from
 investment operations:
  Net investment
   income................          0.15                0.45             0.66             0.68             0.72
  Net realized and
   unrealized loss.......         (0.47)              (1.98)           (1.14)           (0.62)           (0.72)
                                -------             -------          -------         --------          -------
Total income (loss) from
 investment operations...         (0.32)              (1.53)           (0.48)            0.06             0.00
                                -------             -------          -------         --------          -------

Less dividends from net
 investment income.......         (0.16)              (0.49)           (0.69)           (0.70)           (0.67)
                                -------             -------          -------         --------          -------

Net asset value, end of
 period..................       $  1.84             $  2.32          $  4.34         $   5.51          $  6.15
                                =======             =======          =======         ========          =======

Total Return+............        (13.92)%(1)         (37.34)%          (9.66)%           0.99%           (0.34)%

Ratios to Average Net
 Assets:
Expenses.................          1.62%(2)(3)         1.47%(3)         1.35%(3)         1.34%(3)         1.36%(3)
Net investment income....         14.91%(2)(3)(4)     14.47%(3)        12.97%(3)        11.76%(3)        10.69%(3)
Supplemental Data:
Net assets, end of
 period, in thousands....       $39,052             $49,818          $86,951         $109,142          $56,626
Portfolio turnover
 rate....................            18%(1)              49%              20%              36%              66%

                           FOR THE PERIOD
                           JULY 28, 1997*
                               THROUGH
                           AUGUST 31, 1997
                           ---------------

Class C Shares++
Selected Per Share Data:
Net asset value,
 beginning of period.....      $ 6.83
                               ------
Income (loss) from
 investment operations:
  Net investment
   income................        0.07
  Net realized and
   unrealized loss.......       (0.03)
                               ------
Total income (loss) from
 investment operations...        0.04
                               ------
Less dividends from net
 investment income.......       (0.05)
                               ------
Net asset value, end of
 period..................      $ 6.82
                               ======
Total Return+............        0.62%(1)
Ratios to Average Net
 Assets:
Expenses.................        1.52%(2)
Net investment income....       11.18%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....      $5,225
Portfolio turnover
 rate....................         113%

------------------------

  *   THE DATE SHARES WERE FIRST ISSUED.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4) EFFECTIVE SEPTEMBER 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATED TO PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 WAS TO INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.26%. THE FINANCIAL HIGHLIGHTS DATA PRESENTED IN THIS TABLE FOR PRIOR PERIODS HAS NOT BEEN RESTATED TO REFLECT THIS CHANGE.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
FINANCIAL HIGHLIGHTS CONTINUED

                               FOR THE SIX                                   FOR THE YEAR ENDED AUGUST 31
                              MONTHS ENDED          -------------------------------------------------------------------------------
                           FEBRUARY 28, 2002++        2001++           2000++           1999++           1998++            1997*
                           -------------------      -----------      -----------      -----------      -----------      -----------
                               (UNAUDITED)
Class D Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....       $   2.32             $   4.35         $   5.51         $   6.16         $   6.82         $   6.71
                                --------             --------         --------         --------         --------         --------
Income (loss) from
 investment operations:
  Net investment
   income................           0.16(4)              0.48             0.70             0.74             0.78             0.79
  Net realized and
   unrealized gain
   (loss)................          (0.47)(4)            (1.99)           (1.13)           (0.64)           (0.71)            0.15
                                --------             --------         --------         --------         --------         --------
Total income (loss) from
 investment operations...          (0.31)               (1.51)           (0.43)            0.10             0.07             0.94
                                --------             --------         --------         --------         --------         --------
Less dividends from net
 investment income.......          (0.17)               (0.52)           (0.73)           (0.75)           (0.73)           (0.83)
                                --------             --------         --------         --------         --------         --------
Net asset value, end of
 period..................       $   1.84             $   2.32         $   4.35         $   5.51         $   6.16         $   6.82
                                ========             ========         ========         ========         ========         ========
Total Return+............         (13.56)%(1)          (36.95)%          (8.69)%           1.67%            0.63%           15.01%

Ratios to Average Net
 Assets:
Expenses.................           0.77%(2)(3)          0.62%(3)         0.50%(3)         0.49%(3)         0.51%(3)         0.68%
Net investment income....          15.76%(2)(3)(4)      15.32%(3)        13.82%(3)        12.61%(3)        11.54%(3)        11.78%
Supplemental Data:
Net assets, end of
 period, in thousands....       $112,226             $137,319         $246,941         $333,714         $400,582         $479,020
Portfolio turnover
 rate....................             18%(1)               49%              20%              36%              66%             113%

------------------------

  * PRIOR TO JULY 28, 1997, THE FUND ISSUED ONE CLASS OF SHARES. ALL SHARES OF THE FUND HELD PRIOR TO THAT DATE HAVE BEEN DESIGNATED CLASS D SHARES.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4) EFFECTIVE SEPTEMBER 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATED TO PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 WAS TO INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.26%. THE FINANCIAL HIGHLIGHTS DATA PRESENTED IN THIS TABLE FOR PRIOR PERIODS HAS NOT BEEN RESTATED TO REFLECT THIS CHANGE.

                       SEE NOTES TO FINANCIAL STATEMENTS

DIRECTORS                                                                [LOGO]
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Stephen F. Esser
Vice President

Gordon W. Loery
Vice President

Deanne Loughnane
Vice President

Thomas F. Caloia
Treasurer                                                 [PHOTO]

TRANSFER AGENT                                            MORGAN STANLEY
Morgan Stanley Trust                                      HIGH YIELD SECURITIES
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.
                                                              SEMIANNUAL REPORT
Morgan Stanley Distributors Inc., member NASD. 37915RPT       FEBRUARY 28, 2002